Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2023
Schedule of Accrued Expenses
The following table provides a summary of accrued expenses:

	December 31,
	2023	2022
Accrued compensation	$5,361	$2,084
Accrued external research and development	456	4,329
Accrued professional fees	422	162
Accrued other expenses	265	33

Accrued expenses	$6,504	$6,608